Business Combination - Additional Information (Detail) (CNY)	Feb. 28, 2009 InterServ Caymans and its two PRC subsidiaries	Jul. 31, 2010 PW Pictures	Dec. 31, 2009 PW Pictures	Apr. 30, 2009 PW Pictures	Aug. 31, 2008 PW Pictures	Dec. 31, 2011 C&C Media	Apr. 30, 2010 C&C Media	Dec. 31, 2011 Runic Games	May 31, 2010 Runic Games	Dec. 31, 2011 Xinbaoyuan and Baohong	Jul. 31, 2011 Xinbaoyuan and Baohong	Jul. 31, 2010 Xinbaoyuan and Baohong	Dec. 31, 2011 Ye Net [Member]	Jan. 31, 2011 Ye Net [Member]	Dec. 31, 2010 Ye Net [Member]	Apr. 30, 2009 Ye Net [Member]	Dec. 31, 2011 Cryptic Studios [Member]	Aug. 31, 2011 Cryptic Studios [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%	20.00%			10.00%		100.00%		74.47%			55.00%		42.50%		30.00%		100.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price	158,786,000	16,900,000		17,800,000	3,000,000		143,490,000		57,349,000			192,300,000		3,000,000		15,000,000		323,079,967
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage		100.00%	80.00%	89.00%									80.00%		37.50%
Business combination, equity interest transferred, percentage			9.00%
Business Acquisition Cost Of Acquired Entity Cash Paid (b)						143,490,000		57,349,000		110,000,000			3,000,000				323,080,000
Business Acquisition Contingent Consideration												82,300,000
Business Acquisition Contingent Consideration Paid											54,750,000
Business combination, capital injected				52,200,000
Business combination, equity interest required to be transferred, maximum percentage				19.00%